LEASES - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average discount rate	7.10%	7.10%	7.10%
Interest expenses on property related lease liabilities	$ 10,839	$ 11,667	$ 13,400
Lease liability – current portion	458,081	238,849
Lease liability	12,972,016	2,936,555
Payments of lease liabilities, classified as financing activities	145,512	50,112	163,072
Additions to right-of-use assets	$ 0	$ 115,100	148,326
Weighted average remaining lease term (in years)	1 year 8 months 12 days	2 years 2 months 12 days
Current lease liabilities, right of use assets	$ 74,086	$ 65,886
Noncurrent lease liabilities, right of use assets	46,822	135,612
Payments of office lease liabilities	71,652	50,112	163,072
Right-of-use amortization expense related to office space	$ 66,893	60,666	104,198
Investments property
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average discount rate	8.60%
Interest expenses on property related lease liabilities	$ 257,144	237,916	0
Capitalized interest expense on lease liabilities	137,138	0	0
Lease liability – current portion	383,995	172,963
Lease liability	12,925,194	2,800,943
Payments of lease liabilities, classified as financing activities	73,860	0	0
Additions to right-of-use assets	$ 10,014,861	$ 2,507,992	$ 227,999
Plot of Land
Disclosure of quantitative information about right-of-use assets [line items]
Leasing a plot of land for a period			30 years